Stockholders’ Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of stock options activities
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2019	300,000	$0.0001	4.5
Granted	-	-
Forfeited	-	-
Balance Outstanding, March 31, 2020	300,000	$0.0001	4.3	$89,970
Exercisable, March 31, 2020	300,000	$0.0001	4.3	$89,970

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2018	-	-
Granted	400,000	0.0001
Forfeited	(100,000)	(0.0001)
Balance Outstanding, December 31, 2019	300,000	$0.0001	4.5	$104,970
Exercisable, December 31, 2019	300,000	$0.0001	4.5	$104,970

Schedule of warrant activities
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2019	2,225,000	0.20	4.8
Granted	-	-
Forfeited	-	-
Balance Outstanding, March 31, 2020	2,225,000	$0.20	4.6	$222,500
Exercisable, March 31, 2020	2,225,000	$0.20	4.6	$222,500

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2018	-	-
Granted	2,225,000	0.20
Forfeited	-	-
Balance Outstanding, December 31, 2019	2,225,000	$0.20	4.8	$333,750
Exercisable, December 31, 2019	2,225,000	$0.20	4.8	$333,750